PREPAID EXPENSES AND OTHER CURRENT ASSETS - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Allowance for Credit Losses	$ 112	$ 113
Additions for credit losses		116
Reversals of credit losses	$ 1
Write-offs of credit losses		$ 3